Income Taxes - Schedule of Deferred Income Tax (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Beginning of the year		$ 129,812
Credited/(Debited) to the statement of income (loss)	7,964	(129,322)
Exchange difference	(51)	(490)
End of the period/year	$ 7,913